AMERICAN AADVANTAGE FUNDS
                             Institutional Class

              SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2001

As of December 1, 2001, Institutional Class shares of the American AAdvantage U.S. Government Money Market Fund are redesignated as the Cash Management Class of shares. Therefore, the U.S. Government Money Market Fund will no longer be available through the Institutional Class prospectus. As such, the following changes are hereby made to the prospectus.

-  "U.S. Government Money Market Fund" is removed from the front cover.

- On page 2, "U.S. Government Money Market Fund" is removed from the Table of Contents.

-  Page 32 of the prospectus is removed.

- On page 35, the reference to the U.S. Government Money Market Fund is removed from the second table in the right column.

- On page 38, the reference to the U.S. Government Money Market Fund is removed from the table in the right column.

- On page 40, the reference to the U.S. Government Money Market Fund is removed from the table in the right column.

- On page 48, the financial highlights table for the U.S. Government Money Market Fund is removed.

- On the back cover, the reference to the U.S. Government Money Market Fund is removed from the footnote at the bottom of the page.


                          AMERICAN AADVANTAGE FUNDS
                             Institutional Class

   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001

As of December 1, 2001, Institutional Class shares of the American AAdvantage U.S. Government Money Market Fund are redesignated as the Cash Management Class of shares. As such, the following changes are hereby made to the Statement of additional information.

- The following footnote is added to the Institutional Class column of the American AAdvantage U.S. Government Money Market Fund table on page 20:

       ** On December 1, 2001, the Institutional Class of the U.S. Government Money Market Fund was redesignated the Cash Management Class.

- The following footnote is added to the Institutional Class of the American AAdvantage U.S. Government Money Market Fund in the table on page 31:

       * On December 1, 2001, the Institutional Class of the U.S. Government Money Market Fund was redesignated the Cash Management Class.

-  The following is added to footnote (9) on page 34:

       On December 1, 2001, the Institutional Class of the U.S. Government Money Market Fund was redesignated the Cash Management Class.